Preferred And Common Stock	12 Months Ended
Dec. 31, 2019
Preferred And Common Stock [Abstract]
Preferred And Common Stock

NOTE 16 – PREFERRED AND COMMON STOCK

Series B Preferred Stock:

Commencing in April 2014, the Company conducted a private placement of up to 480,000 shares of its 6.25% Non-Cumulative Convertible Perpetual Preferred Stock, Series B (“Series B Preferred Stock”) for an offering price of $25.00 per share (the “2014 Private Placement”).  Pursuant to the Private Placement, the Company sold an aggregate of 480,000 shares of Series B Preferred Stock on May 12, 2014 and July 15, 2014, for an aggregate offering price of $12,000.  After payment of approximately $482 in placement fees and approximately $149 of other offering expenses, the Company’s net proceeds from its sale of the 480,000 shares of Series B Preferred Stock in the Private Placement were approximately $11,369.

For each share of Series B Preferred Stock sold in the Private Placement, the Company also issued, at no additional charge, a Warrant to purchase common stock of the Company.  See Note 17-Common Stock Warrants for additional information.

Conversion of Series B Preferred Stock to Common Stock:

On September 29, 2017, the Company announced the conversion of its Series B Preferred Stock into shares of Common Stock of the Company.  The conversion was effective October 6, 2017, and resulted in the conversion of all 480,000 of the Company’s issued and outstanding shares of Series B Preferred Stock into approximately 6,857,143 shares of Common Stock (prior to the 1-for-5.5 reverse stock split effective August 20, 2018), or approximately 1,246,753 shares of Common Stock on a post-reverse-split basis.

The conversion of the Series B Preferred Stock resulted in the elimination of the non-cumulative preferred dividend payments on the Series B Preferred Stock in the aggregate amount of approximately $188 quarterly ($750 annually) beginning with the 4th quarter of 2017.

Series C Preferred Stock:

On October 25, 2019, the Company entered into a Securities Purchase Agreement with certain accredited investors in a private placement for an aggregate offering price of approximately $25 million, pursuant to which on October 31, 2019, the Holding Company sold (i) 849,615 shares of the Company’s common stock, at a purchase price of $12.00 per share and (ii) 12,337 shares of a new series of the Company’s non-voting convertible perpetual preferred stock, series C, par value $0.01 per share (the “Series C Preferred Stock”), at a purchase price of $1,200.00 per share.

Each share of Series C Preferred Stock will be convertible either (i) automatically into 100 shares of the Company’s non-voting common stock, par value $0.01 per share (which will also be convertible into Common Stock) (the “Non-Voting Common Stock”), effective as of the close of business on the date that the Company obtains stockholder approval for, and files, a Certificate of Amendment to the Company’s Certificate of Incorporation to authorize such class of Non-Voting Common Stock; or (ii) unless previously converted into shares of Non-Voting Common Stock, into 100 shares of the Company’s common stock upon transfer of such shares of Series C Preferred Stock to a non-affiliate of the holder in specified permitted transactions.